Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances
Related Party Transactions and Balances

12.                               Related Party Transactions and Balances

Related party transactions and balances not disclosed elsewhere in the consolidated financial statements are as follows:

(a)                                 Unsecured, non-interest bearing. The loan to the non-controlling shareholder was in lieu of dividend.

	December 31,	December 31,
	2011	2010

Due from Sino Bioway Biotech Group Holding Ltd., (“Sino Bioway”), a non-controlling shareholder of Sinovac Beijing	$—	$3,397,522

(b)                                The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	2011	2010	2009
Rent expenses incurred to Sino Bioway	$804,565	$581,941	$503,136

In 2004, the Company entered into two operating lease agreements with Sino Bioway with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $216,062 (RMB 1,398,680). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increased from $69,916 (RMB 452,600) to $209,747 (RMB 1,357,800) per year.

In June 2007, the Company entered into another operating lease agreement with Sino Bioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $315,636 (RMB 2,043,270). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with Sino Bioway with respect to expansion of Sinovac R&D’s business on research and development for an annual lease payment of $133,035 (RMB 861,202). The lease commenced on September 30, 2010 and has a term of 5 years. Included in current and long-term prepaid expenses and deposits as at December 31, 2011, is $543,965 (RMB 3,462,172) (December 31, 2010, $653,888 (RMB 4,323,374)), representing prepaid lease payments made to this related party.

(c)

During 2011, 2010 and 2009, the Company incurred $274,812, $176,032 and $121,119 respectively, to directors of the Company, relating to management consulting services and director fees. Included in accounts payable and accrued liabilities as at December 31, 2011 is $168,818 (December 31, 2010 - $56,250; December 31, 2009 - $32,000).